Capital Stock (Details) - Restricted Stock [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted stock - vested	1,802,273	1,802,373	1,802,373
Restricted stock - unvested	149,162	149,162	149,162
Total restricted stock	1,951,535	1,951,535	1,951,535